Share Capital - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	3,793,184	3,793,184	12,748,898
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 1.70	$ 1.70	$ 1.50
February 24, 2017 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	2,721,604
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 2.00
October 9, 2020 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	1,071,580
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.95